Unaudited Condensed Consolidated Statements of Operations (Parentheticals) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Marketing and branding service revenue	¥ 12,822	¥ 3,099
Other service revenue	3,690	10,847
Workspace membership	419	3,671
Marketing and branding service	¥ 4,269	¥ 826
– Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (52.42)	¥ (70.55)
– Basic and diluted (in Shares) | shares	4,373,728	4,225,852